CONSOLIDATED STATEMENTS OF OPERATIONS [Parenthetical] (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Real estate sales taxes (in dollars)	$ 40,278,653	$ 26,373,671	$ 25,839,457